UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:		March 31, 1999

Check here if Amendment [	]; Amendment Number:
This Amendment (Check only one.):	[	]  is a restatement
					[	]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nye, Parnell & Emerson Capital Management, Inc.
Address:	526 King Street
		Suite 201
		Alexandria, VA 22314
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joseph P. Nye, Jr.
Title:		President
Phone:		703-683-8576
Signature, Place and Date of Signing:

		Joseph P. Nye, Jr.	Alexandria, Virginia	May 14, 1999

Report Type (Check only one.):

[    X	]	13F HOLDINGS REPORT

[	]	13 NOTICE

[	]	13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		68

Form 13F Information Table Value Total:		$159,646,064


List of Other Included Managers:

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

                                                      Shares of                  Other  Voting Authority
Name of Issuer         Title of C  CUSIP     Value   Principal AmInvestment DiscrManager (a) Sole  (b)Share(c) None
Capital One Financial    Common  14040H105 8,781,405    58,155         Sole                                  X
General Electric         Common  369604103 7,930,512    71,685         Sole                                  X
Pfizer                   Common  717081103 6,909,750    49,800         Sole                                  X
Intel                    Common  458140100 6,300,046    52,995         Sole                                  X
Cisco Systems            Common  17275R102 5,581,206    50,942         Sole                                  X
Johnson & Johnson        Common  478160104 5,161,668    55,205         Sole                                  X
Procter & Gamble         Common  742718109 5,057,426    51,638         Sole                                  X
SBC Communications       Common  78387G103 4,946,645   104,824         Sole                                  X
Fannie Mae               Common  313586109 4,850,270    70,040         Sole                                  X
First Data Corporation   Common  319963104 4,530,004   105,965         Sole                                  X
Texas Instruments        Common  882508104 4,378,910    44,120         Sole                                  X
Walt Disney              Common  254687106 4,176,401   134,160         Sole                                  X
Citigroup                Common  172967101 4,008,470    62,750         Sole                                  X
Gillette Company         Common  375766102 3,544,704    59,635         Sole                                  X
Halliburton Company      Common  406216101 3,501,190    90,940         Sole                                  X
Reliastar Financial      Common  75952U103 3,363,720    78,905         Sole                                  X
Sun Microsystems         Common  866810104 3,363,489    26,895         Sole                                  X
Chase Manhattan Bank     Common  16161A108 3,360,994    41,300         Sole                                  X
Steris Corporation       Common  859152100 3,332,745   125,150         Sole                                  X
Exel Capital            Ordinary G3242A102 3,216,105    52,940         Sole                                  X
Home Depot               Common  437076102 3,140,450    50,449         Sole                                  X
Compaq Computer          Common  204493100 3,072,979    96,970         Sole                                  X
Newell Rubbermaid        Common  651192106 3,022,188    63,625         Sole                                  X
Atlantic Richfield       Common  048825103 2,963,228    40,520         Sole                                  X
Microsoft Corporation    Common  594918104 2,938,071    32,780         Sole                                  X
Coca Cola                Common  191216100 2,896,829    47,195         Sole                                  X
First Union Corporation  Common  337358105 2,807,470    52,535         Sole                                  X
Airtouch Communications Prefered 00949T209 2,500,313    31,750         Sole                                  X
MBIA, Inc.               Common  55262C100 2,487,620    42,890         Sole                                  X
American Express         Common  025816109 2,366,775    20,100         Sole                                  X
Mobil Oil                Common  607059102 2,290,640    26,030         Sole                                  X
American International   Common  026874107 2,097,032    17,384         Sole                                  X
Minnesota Mining and Ma  Common  604059105 2,021,681    28,575         Sole                                  X
British Petroleum       Amern Sh 110889409 2,016,970    19,970         Sole                                  X
Bank of New York         Common  064057102 1,934,111    53,815         Sole                                  X
Lockheed Martin Corpora  Common  539830109 1,885,613    49,950         Sole                                  X
AON Corporation          Common   37389103 1,747,598    27,630         Sole                                  X
Freddie Mac              Common  313400301 1,744,230    30,435         Sole                                  X
Sysco                    Common  871829107 1,686,471    64,100         Sole                                  X
Merck & Company          Common  589331107 1,640,582    20,474         Sole                                              X
Applied Materials        Common  038222105 1,366,804    22,156         Sole                                              X
Eaton Corporation        Common  278058102 1,287,000    18,000         Sole                                              X
Eli Lilly                Common  532457108 1,164,554    13,720         Sole                                              X
United States Filter     Common  911843909 1,108,040    36,175         Sole                                              X
McKesson HBOC            Common  581557105 1,030,920    15,620         Sole                                              X
USX Marathon Group       Common  902905827  876,013     31,855         Sole                                              X
Philip Morris            Common  718154107  829,956     23,585         Sole                                              X
Exxon                    Common  302290101  802,973     11,380         Sole                                              X
Microsoft Corporation  Pfd A Cv E594918203  784,060     7,960          Sole                                              X
Computer Associates      Common  204912109  604,982     17,013         Sole                                              X
H.J. Heinz Company       Common  423074103  588,933     12,430         Sole                                              X
Wrigley Company          Common  982526105  560,728     6,200          Sole                                              X
Reliastar Financial     Prefered 75952U103  527,714     20,850         Sole                                              X
Gabelli Equity Trust    Prefered 362397101  470,799     18,550         Sole                                              X
Lucent Technologies      Common  549463107  445,284     4,123          Sole                                              X
Morgan Stanley Dean Wit  Common  617446448  410,254     4,105          Sole                                              X
Bristol Myers            Common  110122108  401,454     6,260          Sole                                              X
Parker Hannifin Corpora  Common  701094104  384,628     11,230         Sole                                              X
Pepsico                  Common  713448108  368,386     9,400          Sole                                              X
AES Corporation          Common  00130H105  313,273     8,410          Sole                                              X
Healthcare Realty Trust  Common  42217K106  290,225     15,275         Sole                                              X
DuPont                   Common  263534109  276,946     4,770          Sole                                              X
Sandy Spring Bancorp, I  Common  800363103  272,500     10,000         Sole                                              X
American Home Products   Common   26609107  247,950     3,800          Sole
Warner Lambert           Common  934488107  247,775     3,740          Sole
United Technologies      Common  913017109  203,160     1,500          Sole
Thermo Electron          Common  883556102  169,500     12,500         Sole                                              X
Criimi Mae, Inc.         Common  226603108   54,742     20,350         Sole                                              X

Fair Market Value Total                    159,646,064

